Note 12 - Investments in Non-consolidated Companies - Summary of Investments in Non-consolidated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
At the beginning of the year		$ 805,568	$ 640,294
Translation differences	[1]	(10,781)	1,848	$ (9,548)
Equity in earnings of non-consolidated companies		82,036	193,994
Increase due to business combinations		20,635
Dividends and distributions received (*)	[2]	(28,037)	(26,581)
Additions		19,610
Decrease / increase in equity reserves and others		(9,066)	(3,987)
At the end of the year		$ 879,965	$ 805,568	$ 640,294

[1]	Since 2018 Tenaris recognizes its share over the effects on the adoption of IAS 29, "Financial Reporting in Hyperinflationary Economies" by Ternium in other comprehensive income as a currency translation adjustment.
[2]	Related to Ternium and Usiminas. During 2019, $29.0 million were collected.